Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Basis of Consolidation [Policy Text Block]

Basis of Consolidation

The consolidated financial statements comprise the accounts of EMX Royalty Corp., the parent company, and its controlled subsidiaries, after the elimination of all significant intercompany balances and transactions.

Subsidiaries

Subsidiaries are all entities over which the Company has exposure to variable returns from its involvement and has the ability to use power over the investee to affect its returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases.

The accounts of subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. Inter-company transactions, balances and unrealized gains or losses on transactions are eliminated. The Company’s principal operating subsidiaries are as follows:

Name	Place of Incorporation	Ownership Percentage
Bullion Monarch Mining, Inc	Utah, USA	100%
EMX (USA) Services Corp.	Nevada, USA	100%
Bronco Creek Exploration Inc.	Arizona, USA	100%
Eurasia Madencilik Ltd. Sirketi	Turkey	100%
Azur Madencilik Ltd. Sirketi	Turkey	100%
Eurasian Minerals Cooperatief U.A.	Netherlands	100%
Eurasian Minerals Sweden AB	Sweden	100%
Viad Royalties AB	Sweden	100%
Waikato Gold Limited	New Zealand	100%

Functional and Reporting Currency [Policy Text Block]

Functional and Reporting Currency

The functional currency is the currency of the primary economic environment in which the entity operates. The functional currency for the Company and its subsidiaries is the Canadian dollar except the functional currency of the operations of Bullion Monarch which is the US dollar. The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, The Effects of Changes in Foreign Exchange Rates.

Translation of transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are re-measured. Monetary assets and liabilities denominated in foreign currencies are re-measured at the rate of exchange at each financial position date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss.

On translation of the entities whose functional currency is other than the Canadian dollar, revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Assets and liabilities are translated at the rate of exchange at the reporting date. Exchange gains and losses, including results of re-translation, are recorded in the foreign currency translation reserve.

Financial Instruments [Policy Text Block]

Financial Instruments

All financial instruments are classified into one of the following four categories:

(a)	Financial assets and financial liabilities at fair value through profit or loss (“FVTPL”)

Financial assets and financial liabilities classified as FVTPL are acquired or incurred principally for the purpose of selling or repurchasing them in the near term. They are recognized at fair value based on market prices, with any resulting gains and losses reflected in profit or loss for the period in which they arise.

(b)	Held-to-maturity financial assets

Held-to-maturity financial assets are non-derivative financial assets with fixed or determinable payments and fixed maturity that an entity has the positive intention and ability to hold to maturity. They are measured at amortized cost using the effective interest rate method less any impairment loss. A gain or loss is recognized in profit or loss when the financial asset is derecognized or impaired, and through the amortization process.

(c)	Available for sale financial assets

Available for sale (“AFS”) financial assets are non-derivative financial assets that are designated as available for sale, or that are not classified as loans and receivables, held-to-maturity investments, or FVTPL. They are measured at fair value. Fair value is determined based on market prices. Equity instruments that do not have a quoted market price in an active market are measured at cost. Gains and losses are recognized directly in other comprehensive income (loss) until the financial asset is derecognized, at which time the cumulative gain or loss previously recognized in accumulated other comprehensive income (loss) is recognized in profit or loss for the period.

(d)	Loans and receivables and other financial liabilities

Loans and receivables and other financial liabilities are measured at amortized cost, using the effective interest rate method less any impairment loss.

The Company’s financial instruments consist of cash and cash equivalents, investments, receivables, restricted cash, reclamation bonds, notes receivable, strategic investments, accounts payable and accrued liabilities, and advances from joint venture partners. Unless otherwise noted the fair value of these financial instruments approximates their carrying values.

Cash and cash equivalents are classified as loans and receivables. Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes.

Warrants held through investments are classified as derivative financial assets at FVTPL and are accounted for at fair value. For warrants that are not traded on an exchange, no market value is readily available. When there are sufficient and reliable observable market inputs, a valuation technique is used; if no such market inputs are available, the warrants are valued at intrinsic value, which is equal to the higher of the market value of the underlying security less the exercise price of the warrant, or zero.

Investments (Marketable securities) classified as FVTPL are measured at fair market value. Changes in fair value of FVTPL assets are reflected in profit or loss in the period in which they occur. Changes in fair value of AFS assets are reflected in accumulated other comprehensive income on the statement of financial position until sold or if there is an other than temporary impairment in value.

Reclamation bonds are classified as financial assets held-to-maturity.

The Company classifies its restricted cash and certain receivables as loans and receivables and its accounts payable and accrued liabilities and advances from joint venture partners as other financial liabilities.

Certain receivables related to the sale of Akarca (Note 4) are considered to be derivative financial assets as they are subject to variations in gold price per ounce on record date and final price received and are accordingly classified as FVTPL. The derivative receivable is recorded at fair value each period until final settlement occurs, with changes in fair value reflected in profit or loss for the period in which they arise.

Impairment of Financial Assets [Policy Text Block]

Impairment of Financial Assets

Financial assets are assessed for indicators of impairment at the end of each reporting period. Financial assets are impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial assets, the estimated future cash flows of the financial assets have been impacted.

For all financial assets, objective evidence of impairment could include:

•	Significant financial difficulty of the issuer or counterparty;
•	Default or delinquency in interest or principal payments; or,
•	It becoming probable that the borrower will enter bankruptcy or financial re-organization.

For certain categories of financial assets that are assessed not to be impaired individually, they are subsequently assessed for impairment on a collective basis. The carrying amount of financial assets is reduced by the impairment loss directly for all financial assets with the exception of receivables, where the carrying amount is reduced through the use of an allowance account. When a receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss.

With the exception of FVTPL marketable securities, if in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized. In respect of AFS marketable securities, impairment losses previously recognized through profit or loss are not reversed through profit or loss. Any increase in fair value subsequent to an impairment loss is recognized directly in equity.

Convertible Notes Receivable [Policy Text Block]

Convertible Notes Receivable

The notes receivable are hybrid financial assets that consist of a note receivable component and a separate equity conversion component. The conversion feature is measured at fair value on initial recognition by discounting the stream of future interest and principal payments at the rate of interest prevailing at the date of the issue for instruments of similar term and risk. Interest income based on the rate of the note will be receivable on maturity are recognized through profit and loss as interest income. The equity conversion option is an embedded derivative that has been separated from the notes receivable and is valued based on residual value.

Investments in Associated Companies [Policy Text Block]

Investments in Associated Companies

The Company accounts for its long-term investments in affiliated companies over which it has significant influence using the equity basis of accounting, whereby the investment is initially recorded at cost, adjusted to recognize the Company’s share of earnings or losses and reduced by dividends received.

The Company assesses its equity investments for impairment if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the equity investment and that the event or events has an impact on the estimated future cash flow of the investment that can be reliably estimated. Objective evidence of impairment of equity investments includes:

•	Significant financial difficulty of the associated companies;
•	Becoming probable that the associated companies will enter bankruptcy or other financial reorganization; or,
•	National or local economic conditions that correlate with defaults of the associated companies.

Exploration and evaluation assets and exploration expenditures [Policy Text Block]

Exploration and evaluation assets and exploration expenditures

Acquisition costs for exploration and evaluation assets, net of recoveries, are capitalized on a property-by-property basis. Acquisition costs include cash consideration and the value of common shares, based on recent issue prices, issued for exploration and evaluation assets pursuant to the terms of the agreement. Exploration expenditures, net of recoveries, are charged to operations as incurred. After a property is determined by management to be commercially feasible, an impairment test is conducted and subsequent development expenditures on the property will be capitalized.

When there is little prospect of further work on a property being carried out by the Company or its partners, when a property is abandoned, or when the capitalized costs are no longer considered recoverable, the related property costs are written down to management’s estimate of their net recoverable amount. The costs related to a property from which there is production, together with the costs of production equipment, will be depleted and amortized using the unit-of-production method.

An exploration and evaluation asset acquired under an option agreement, where payments are made at the sole discretion of the Company, is capitalized at the time of payment. Option payments received are treated as a reduction of the carrying value of the related acquisition cost for the mineral property until the payments are in excess of acquisition costs, at which time they are then credited to profit or loss. Option payments are at the discretion of the optionee and, accordingly, are accounted for when receipt is reasonably assured.

Revenue recognition [Policy Text Block]

Revenue recognition

The Company recognizes revenue in accordance with IAS 18 Revenue and based upon amounts contractually due pursuant to the underlying royalty agreements. Specifically, royalty revenue is recognized in accordance with the terms of the underlying royalty agreements subject to (i) when persuasive evidence of an arrangement exists; (ii) the risks and rewards of ownership have been transferred; (iii) the royalty or stream being fixed or determinable; and (iv) the collectability of the royalty being reasonably assured. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of revenue and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Royalty revenue may be subject to adjustment upon final settlement of estimated metal prices, weights, and assays. Adjustments to revenue from metal prices are recorded monthly and other adjustments are recorded on final settlement and are offset against revenue when incurred.

Royalty interests [Policy Text Block]

Royalty interests

Royalty interests in mineral properties include acquired royalty interests in production stage and exploration stage properties. In accordance with IAS 38 Intangible Assets , the cost of acquired royalty interests in mineral properties is capitalized as intangible assets.

Acquisition costs of production stage royalty interests are depleted using the units of production method over the life of the related mineral property, which is calculated using estimated reserves. Acquisition costs of royalty interests on exploration stage mineral properties, where there are no estimated reserves, are not amortized. At such time as the associated exploration stage mineral interests are converted to estimated reserves, the cost basis is amortized over the remaining life of the mineral property, using the estimated reserves. The carrying values of exploration stage mineral interests are evaluated for impairment at such time as information becomes available indicating that production will not occur in the future.

Goodwill [Policy Text Block]

Goodwill

Goodwill represents the excess of the price paid for the acquisition of a consolidated entity over the fair value of the net identifiable tangible and intangible assets and liabilities acquired in a business combination. Goodwill is allocated to the cash generating unit to which it relates.

Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Impairment is determined by assessing if the carrying value of a cash generating unit, including the allocated goodwill, exceeds its recoverable amount.

Property and equipment [Policy Text Block]

Property and equipment

Property and equipment is recorded at cost. Buildings are depreciated using a 5 year straightline method. Equipment is depreciated over its estimated useful life using the declining balance method at a rate of 20% per annum. Depreciation on equipment used directly on exploration projects is included in exploration expenditures for that mineral property.

Decommissioning liabilities [Policy Text Block]

Decommissioning liabilities

Decommissioning liabilities are recognized for the expected obligations related to the retirement of long-lived tangible assets that arise from the acquisition, construction, development or normal operation of such assets. A decommissioning liability is recognized in the period in which it is incurred and when a reasonable estimate of the fair value of the liability can be made with a corresponding decommissioning cost recognized by increasing the carrying amount of the related long-lived asset. The decommissioning cost is subsequently allocated in a rational and systematic method over the underlying asset’s useful life.

The initial fair value of the liability is accreted, by charges to profit or loss, to its estimated future value.

Environmental disturbance restoration [Policy Text Block]

Environmental disturbance restoration

During the operating life of an asset, events such as infractions of environmental laws or regulations may occur. These events are not related to the normal operation of the asset and are referred to as environmental disturbance restoration provisions. The costs associated with these provisions are accrued and charged to profit or loss in the period in which the event giving rise to the liability occurs. Any subsequent adjustments to these provisions due to changes in estimates are also charged to profit or loss in the period of adjustment. These costs are not capitalized as part of the long-lived assets’ carrying value.

Impairment of assets [Policy Text Block]

Impairment of assets

Events or changes in circumstances can give rise to significant impairment charges or reversals of impairment in a particular year. The Company assesses its cash generating units annually to determine whether any indication of impairment exists. Where an indicator of impairment exists, an estimate of the recoverable amount is made, which is the higher of the fair value less costs to sell and value in use. The determination of the recoverable amount for value in use requires the use of estimates and assumptions such as long-term commodity prices, discount rates, future capital requirements, exploration potential and future operating performance. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties.

Cash and cash equivalents [Policy Text Block]	Cash and cash equivalents Cash and cash equivalents include cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash.
Share-based payments [Policy Text Block]

Share-based payments

Share-based payments include option and stock grants granted to directors, employees and non-employees. The Company accounts for share-based compensation using a fair value based method with respect to all share-based payments measured and recognized, to directors, employees and non-employees. For directors and employees, the fair value of the options and stock grants is measured at the date of grant. For non-employees, the fair value of the options and stock are measured at the fair value of the goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. For directors, employees and non-employees, the fair value of the options and stock grants is accrued and charged to operations, with the offsetting credit to share based payment reserve for options, and commitment to issue shares for stock grants over the vesting period. If and when the stock options are exercised, the applicable amounts are transferred from share-based payment reserve to share capital. When the stock grants are issued, the applicable fair value is transferred from commitment to issue shares to share capital. Option based compensation awards are calculated using the Black-Scholes option pricing model while stock grants are valued at the fair value on the date of grant.

The Company has granted certain employees and non-employess restricted share units (“RSUs”) to be settled in shares of the Corporation. The fair value of the estimated number of RSUs that will eventually vest, determined at the date of grant, is recognized as share-based compensation expense over the vesting period, with a corresponding amount recorded as equity. The fair value of the RSUs is estimated using the market value of the underlying shares as well as assumptions related to the market and non-market conditions at the grant date.

Income taxes [Policy Text Block]

Income taxes

Income tax expense consists of current and deferred tax. Income tax expense is recognized in profit or loss except to the extent that it relates to items recognized directly in equity. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. Deferred tax is calculated providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable income nor loss. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable income will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Income (loss) per share [Policy Text Block]

Income (loss) per share

Basic income or loss per share is calculated by dividing the net income or loss for the year by the weighted average number of shares outstanding during the year. Diluted income or loss per share is calculated whereby the weighted average number of shares outstanding used in the calculation of diluted income or loss per share assumes that the deemed proceeds received from the exercise of stock options, share purchase warrants and their equivalents would be used to repurchase common shares of the Company at the average market price during the year, if they are determined to have a dilutive effect.

Existing stock options and share purchase warrants have not been included in the current year computation of diluted loss per share as to do so would be anti-dilutive. For the years presented the basic and diluted losses per share are the same.

Valuation of equity units issued in private placements [Policy Text Block]

Valuation of equity units issued in private placements

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component.

The fair value of the common shares issued in the private placements was determined to be the more easily measurable component and were valued at their fair value, as determined by the closing quoted bid price on the day prior to the issuance date. The balance, if any, was allocated to the attached warrants. Any fair value attributed to the warrants is recorded in reserves.

Segment reporting [Policy Text Block]

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segment, has been identified as the Chief Executive Officer.

Accounting pronouncements not yet effective [Policy Text Block]

Accounting pronouncements not yet effective

The following standards and pronouncements have been issued by the IASB and have not yet been adopted by the Company.

IFRS 9 requires financial assets to be classified into three measurement categories on initial recognition: those measured at fair value through profit and loss, those measured at fair value through other comprehensive income and those measured at amortized cost. Measurement and classification of financial assets is dependent on the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial asset. For financial liabilities, the standard retains most of the IAS 39 requirements.

In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers ("IFRS 15"), which supersedes IAS 11 Construction Contracts, IAS 18 Revenue, IFRIC 13 Customer Loyalty Programmes, IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfers of Assets from Customers, and SIC 31 Revenue - Barter Transactions involving Advertising Services. IFRS 15 establishes a single five-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. The standard is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted.

IFRS 16 Leases was issued in January 2016 (effective January 1, 2019) and provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value.

The Company expects that these new IFRS standards will have an insignificant effect on its consolidated financial statements other than increased note disclosure.

Critical Accounting Judgments and Significant Estimates and Uncertainties [Policy Text Block]

Critical Accounting Judgments and Significant Estimates and Uncertainties

The preparation of the consolidated financial statements requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported revenue and expenses during the periods presented therein. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities, royalty revenues and expenses. Management bases its judgments and estimates on historical experience and on other various factors it believes to be reasonable under the circumstances. Actual results may differ from these estimates under different assumptions and conditions.

The Company has identified the following critical accounting policies in which significant judgments, estimates and assumptions are made and where actual results may differ from these estimates under different assumptions and conditions and may materially affect financial results or the financial position reported in future periods. Further details of the nature of these assumptions and conditions may be found in the relevant notes to the consolidated financial statements.

a)	Royalty interest and related depletion

In accordance with the Company’s accounting policy, royalty interests are evaluated on a periodic basis to determine whether there are any indications of impairment. If any such indication exists, a formal estimate of recoverable amount is performed and an impairment loss recognized to the extent that carrying amount exceeds recoverable amount. The recoverable amount of a royalty asset is measured at the higher of fair value less costs to sell and value in use. The determination of fair value and value in use requires management to make estimates and assumptions about expected production and sales volumes, the proportion of areas subject to royalty rights, commodity prices (considering current and historical prices, price trends and related factors), and reserves. These estimates and assumptions are subject to risk and uncertainty; hence there is a possibility that changes in circumstances will alter these projections, which may impact the recoverable amount of the assets. In such circumstances, some or all of the carrying value of the assets may be further impaired or the impairment charge reduced with the impact recorded in profit or loss.

b)	Goodwill

Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Impairment is determined by assessing if the carrying value of a cash generating unit, including the allocated goodwill, exceeds its recoverable amount. The assessment of the recoverable amount used in the goodwill impairment analysis is subject to similar judgments and estimates as described above for property and equipment and royalty interests.

c)	Exploration and Evaluation Assets

Recorded costs of exploration and evaluation assets are not intended to reflect present or future values of exploration and evaluation assets. The recorded costs are subject to measurement uncertainty and it is reasonably possible, based on existing knowledge, that a change in future conditions could require a material change in the recognized amount.

d)	Taxation

The Company’s accounting policy for taxation requires management’s judgment as to the types of arrangements considered to be a tax on income in contrast to an operating cost. Judgment is also required in assessing whether deferred tax assets and certain deferred tax liabilities are recognized on the statement of financial position.

Deferred tax assets, including those arising from unused tax losses, capital losses and temporary differences, are recognized only where it is considered probable that they will be recovered, which is dependent on the generation of sufficient future taxable profits. Deferred tax liabilities arising from temporary differences caused principally by the expected royalty revenues generated by the royalty property are recognized unless expected offsetting tax losses are sufficient to offset the taxable income and therefore, taxable income is not expected to occur in the foreseeable future. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. These depend on estimates of future production and sales volumes, commodity prices, and reserves. Judgments are also required about the application of income tax legislation in foreign jurisdictions. These judgments and assumptions are subject to risk and uncertainty, hence there is a possibility that changes in circumstances will alter expectations, which may impact the amount of deferred tax assets and deferred tax liabilities recognized on the statement of financial position and the amount of other tax losses and temporary differences not yet recognized. In such circumstances, some or the entire carrying amount of recognized deferred tax assets and liabilities may require adjustment, resulting in a corresponding credit or charge to profit or loss.

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements include, but are not limited to, the following:

a)	Functional Currencies

The functional currency of each of the Company’s subsidiaries is the currency of the primary economic environment in which the entity operates. Determination of the functional currency may involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions, which determined the primary economic environment.

b)	Classification of investments as subsidiaries, joint ventures, associated company and portfolio investments

Classification of investments requires judgement as to whether the Company controls, has joint control of or significant influence over the strategic financial and operating decisions relating to the activity of the investee. In assessing the level of control or influence that the Company has over an investment, management considers ownership percentages, board representation as well as other relevant provisions in shareholder agreements. If an investor holds 20% or more of the voting power of the investee, it is presumed that the investor has significant influence, unless it can be clearly demonstrated that this is not the case. Conversely, if the investor holds less than 20% of the voting power of the investee, it is presumed that the investor does not have significant influence, unless such influence can be clearly demonstrated.